Investments in associates and joint ventures (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 1,552,694	$ 1,931,934
Effects of equity method through:
Profit or loss	93,538	61,345	$ (46,687)
Other comprehensive income	(14,752)	124,645
Dividends declared	(285,961)	(426,837)
Impairment	(15,059)	(127,858)
Reclassifications		(10,535)
Closing balance	1,330,460	1,552,694	1,931,934
Joint ventures [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,303,157	1,862,418
Effects of equity method through:
Profit or loss	46,869	13,046
Other comprehensive income	(14,752)	(49,127)
Dividends declared	(224,837)	(384,787)
Impairment	(5,155)	(127,858)
Reclassifications		(10,535)
Closing balance	1,105,282	1,303,157	1,862,418
Associates [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	249,537	69,516
Effects of equity method through:
Profit or loss	46,669	48,299
Other comprehensive income	0	173,772
Dividends declared	(61,124)	(42,050)
Impairment	(9,904)	0
Reclassifications		0
Closing balance	$ 225,178	$ 249,537	$ 69,516